Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

A shareholder, CorLyst, LLC, reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred, which are recognized as a reduction of our general and administrative operating expenses being reimbursed in our condensed consolidated statements of operations. Reimbursable expenses from CorLyst totaled $79,058 and $80,447 for rent and other costs during the nine months ended September 30, 2019 and 2018, respectively. In August 2019, CorLyst prepaid us for Q3 and Q4 shared expenses. At September 30, 2019, we recognize $25,727 in prepaid reimbursements as due to related parties in the accompanying condensed consolidated balance sheet. Amounts due from CorLyst at September 30, 2019 and December 31, 2018 were $0 and $21,583, respectively.

As described further in Note 1 – Going Concern and Note 5, we also entered into two separate Line of Credit Agreements with CorLyst, LLC and DKBK Enterprises, LLC, both related parties, on September 20, 2019.

Note 11 – Related Party Transactions

A shareholder, CorLyst, LLC, reimburses us for shared costs related to payroll, health care insurance and rent based on actual costs incurred and recognized as a reduction of the general and administrative operating expenses being reimbursed in our condensed consolidated statement of operations. The reimbursed amounts totaled $134,881 and $49,089 for the years ended December 31, 2018 and 2017, respectively. Amounts due from CorLyst at December 31, 2018 and 2017 were $21,583 and $62,709, respectively. CorLyst also purchased 132,159 shares of our common stock for $300,001 in our private placement transaction on April 15, 2018.

One of our Directors is also the manager of the JMW Fund, LLC, San Gabriel Fund, LLC, and Richland Fund, LLC, collectively known as the “Funds.” The Funds received 515,583 shares of our common stock and warrants to purchase 515,583 shares of our common stock upon the conversion of $1 million of Senior Convertible Notes held by the Funds purchased on October 4, 2017. At December 31, 2018, the Funds owned a total of 2,566,639 shares of common stock and warrants to purchase 515,583 shares of common stock.

Entities affiliated with our Chairman of the Board of Directors and Chief Executive Officer (CEO) received 103,117 shares of our common stock and warrants to purchase 103,117 shares of our common stock upon the conversion of $200,000 in Senior Notes purchased on October 4, 2017. Our CEO and entities affiliated with our CEO also purchased a total of 132,160 shares of common stock and warrants to purchase 132,160 shares of common stock in private placement transactions in April and May 2018.